Accrued Expenses and Other Current Liabilities (Tables) (fuboTV Inc.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Schedule of Accrued Expenses and Other Current Liabilities

Accounts payable and accrued expenses as of March 31, 2020 and December 31, 2019 consist of the following (in thousands):

	March 31,	December 31,
	2020	2019
Suppliers	$-	$37,508
Payroll taxes (in arrears)	1,308	1,308
Accrued compensation	2,124	3,649
Legal and professional fees	1,797	3,936
Accrued litigation loss	524	524
Taxes	-	5,953
Other	1,990	3,897
Total	$7,743	$56,775

Accounts payable and accrued expenses as of December 31, 2019 and 2018 consist of the following (in thousands):

	December 31, 2019	December 31, 2018
Suppliers	$37,508	$-
Payroll taxes (in arrears)	1,308	1,308
Accrued compensation	3,649	2,453
Legal and professional fees	3,936	1,952
Accrued litigation loss	524	524
Taxes (including value added)	5,953	-
Other	3,897	2,098
Total	$56,775	$8,335

fuboTV Inc. [Member]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are presented below:

	March 31,	December 31,
	2020	2019

Affiliate fees	$73,784	$68,671
Broadcasting and transmission	2,019	3,687
Selling and marketing	131	2,783
Sales tax	5,793	5,957
Other accrued expenses	2,631	2,298
Total accrued expenses and other current liabilities	$84,358	$83,396

Accrued expenses and other current liabilities are presented below:

	December 31,
	2019	2018
Affiliate fees	$68,671	$26,996

Broadcasting and transmission	3,687	188
Selling and marketing	2,783	314
Sales tax	5,957	2,192
Other accrued expenses	2,298	1,094
Total accrued expenses and other current liabilities	$83,396	$30,784